Right of Use Assets	3 Months Ended
Sep. 30, 2023
Right of Use Assets [Abstract]
RIGHT OF USE ASSETS

NOTE 7. RIGHT OF USE ASSETS

The Company’s subsidiary has entered into commercial leases of land for offices, manufacturing yards and storage facilities. These leases generally have lease term of 25 years. The Company’s obligations under its leases are secured by the lessor’s title to the leased assets. There are no restrictions placed upon the Company by entering into these leases. The Company also has leases with lease terms of 12 months or less and leases with low value.

The Company has Lease arrangements for which the liability has been recorded separately. The Company determines whether an arrangement contains a lease at inception. A lease liability and corresponding right of use (ROU) asset are recognized for qualifying leased assets based on the present value of fixed and certain index-based lease payments at lease commencement.

The Company determines whether an arrangement contains a lease at inception. A lease liability and corresponding right of use (ROU) asset are recognized for qualifying leased assets based on the present value of fixed and certain index-based lease payments at lease commencement. To determine the present value of lease payments, the Company uses the stated interest rate in the lease, when available, or more commonly a secured incremental borrowing rate that reflects risk, term, and economic environment in which the lease is denominated. The Company has elected not to recognize ROU assets or lease liabilities for leases with a term of twelve months or less. Expense is recognized on a straight-line basis over the lease term for operating leases.

The Company recognizes right-of-use assets at the commencement date of the lease (i.e., the date the underlying asset is available for use). Right-of-use assets are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any remeasurement of lease liabilities. The cost of right-of-use assets includes the amount of lease liabilities recognized, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received and estimate of costs to be incurred by the lessee in dismantling and removing the underlying asset, restoring the site on which it is located or restoring the underlying asset to the condition required by the terms and conditions of the lease, unless those costs are incurred to produce inventories. Unless the Company is reasonably certain to obtain ownership of the leased asset at the end of the lease term, the recognized right-of-use assets are depreciated on a straight-line basis over the shorter of its estimated useful life and the lease term as follows:

Land: 25 years

Right-of-use assets are subject to impairment review.

Right of use Assets	Leasehold Land
Cost as of December 31, 2021	16,639,146
Accumulated depreciation as of June 30, 2022	4,244,695
Carrying value as of June 30, 2022	12,394,451
Depreciation for H2 2022	487,797
Accumulated depreciation as of December 31, 2022	4,732,492
Carrying Value as of December 31, 2022	11,906,654
Depreciation for H1 2023	—
Carrying value as of June 30, 2023	11,906,654
Depreciation for Q3 2023	—
Carrying value as of September 30, 2023	11,906,654